Summary of Significant Accounting Policies (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		8 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Aug. 26, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Assets, Current	$ 106,070		$ 106,070			$ 140,605
Liabilities, Current	706,492		706,492			805,860
Working capital deficit						665,255
Long-term Debt, Current Maturities	639,341		639,341			704,772
Repayments of Debt			140,602	$ 106,107
Revenues	59,214	$ 112,224	131,719	210,081
Accounts receivable, net	4,047		4,047			8,151
Time Chartering [Member]
Property, Plant and Equipment [Line Items]
Revenues	51,491	74,824	116,712	129,166
Pooling Arrangements [Member]
Property, Plant and Equipment [Line Items]
Revenues	7,656	16,682	12,787	39,358
Voyage Contracts [Member]
Property, Plant and Equipment [Line Items]
Revenues	67	0	2,032	9,713
Capitalized Contract Cost, Gross	0		0			0
Accounts receivable, net	331		331			252
Profit Sharing [Member]
Property, Plant and Equipment [Line Items]
Revenues	0	$ 20,718	188	$ 31,844
N Shipmanagement Acquisition Corp. [Member]
Property, Plant and Equipment [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	100,000		100,000
Proceeds from Lines of Credit			47,200		$ 100,000
Solstice N, Allegro N, Acrux N, Vita N, Ete N, Fleur N, Spectrum N, Nave Celeste and Nave Neutrino [Member]
Property, Plant and Equipment [Line Items]
Sale price	146,078		146,078
Senior Notes [Member]
Property, Plant and Equipment [Line Items]
Long-term Debt, Current Maturities						$ 602,600
Ship Mortgage Notes $670,000 [Member]
Property, Plant and Equipment [Line Items]
Debt Instrument, Repurchased Face Amount	53,297		53,297		151,825
Debt Instrument, Repurchase Amount	$ 42,479		$ 42,479		131,898
Repayments of Debt					$ 397,478